Class B Shares | AllianceBernstein Growth Portfolio
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The operating expenses information below is designed to assist Contractholders of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, Contractholders that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to Contractholders. Inclusion of these charges would increase the fees and expenses provided below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Class B Shares AllianceBernstein Growth Portfolio Class B
SHAREHOLDER FEES (fees paid directly from your investment)

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class B Shares AllianceBernstein Growth Portfolio Class B
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Portfolio Operating Expenses	1.25%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class B Shares AllianceBernstein Growth Portfolio Class B
After 1 Year	127
After 3 Years	397
After 5 Years	686
After 10 Years	1,511

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 97% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Portfolio invests primarily in a domestic portfolio of equity securities of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Portfolio may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser's growth analysts use proprietary research to seek to identify companies or industries that other investors have underestimated, overlooked or ignored--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

In consultation with the Portfolio's Investment Advisory Members (oversight group composed of senior investment professionals), senior sector analysts are responsible for the construction of the portfolio. This investment team allocates the Portfolio's investments among broad sector groups based on the fundamental company research conducted by the Adviser's large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Portfolio invests as companies' potential for growth within a sector matures and new trends for growth emerge.

In addition to working with the senior sector analysts to review and assess the Portfolio's portfolio characteristics, the Investment Advisory Members' responsibility includes cross-fertilizing best practices and insight across the firm.

The Portfolio emphasizes investments in large- and mid-capitalization companies; however, the Portfolio has the flexibility to invest across the capitalization spectrum. The Portfolio is designed for those seeking exposure to companies of various sizes. Normally, the Portfolio invests in approximately 65-120 companies.

PRINCIPAL RISKS

. MARKET RISK: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.. how the Portfolio's performance changed from year to year over ten years; and

.. how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

The performance information does not take into account separate account charges. If separate account charges were included, an investor's return would be lower. The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 15.25%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -22.13%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns Class B Shares AllianceBernstein Growth Portfolio	1 YEAR	5 YEARS	10 YEARS
Class B	0.97%	(0.08%)	1.97%
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%